Commitments and contingencies (Details 1)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 9,037,814
Limpopo [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	6,185,280
El Molino [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	450,000
Koolyanobbing [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	309,785
Brits [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	1,250,000
Bullabulling [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	619,571
Uley [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	136,306
Other [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 86,872